EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income attributable to ordinary shares – basic and diluted	$ 99,225	$ 38,706	$ 10,225
Denominator:
Number of ordinary shares outstanding during the year	44,871,149	34,397,134	26,687,145
Weighted average effect of dilutive securities:
Employee options and restricted share units	3,200,489	3,432,591	2,110,602
Diluted number of ordinary shares outstanding	48,071,638	37,829,725	28,797,747
Basic net earnings per ordinary share	$ 2.21	$ 1.13	$ 0.38
Diluted net earnings per ordinary share	$ 2.06	$ 1.02	$ 0.36
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	456,696	1,035,307	3,178,024